NYSE

15008622

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

January 20, 2016

Received SEC

JAN 20 2016

Washington, DC 20549

CERT NYS
File No. 001-35787

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 1.900% Notes due 2019, 2.650% Notes due 2021, 3.300% Notes due 2023, 3.650% Notes due 2026, 4.700% Notes due 2036, 4.900% Notes due 2046, and Floating Rate Notes due 2021 of Anheuser-Busch InBev Finance Inc. fully and unconditionally guaranteed by Anheuser-Busch InBev SA/NV, Anheuser-Busch InBev Worldwide Inc., Brandbev S.a` r.l., Brandbrew S.A., Cobrew NV, Anheuser-Busch Companies, LLC under the Exchange Act of 1934.

Sincerely,

Silvio Conte